Summary of Benefit Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2019	$ 185
2020	803
2021	536
2022	384
2023	254
2024-2028	1,843
Total	$ 4,005